Note 10 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income tax expense at U.S. federal statutory rate, amount	$ 5,538	$ 1,615
Income tax expense at U.S. federal statutory rate	21.00%	21.00%
Current year state and local income taxes net of federal income tax benefit, amount	$ 1,179	$ 208
Current year state and local income taxes net of federal income tax benefit	4.40%	2.70%
Other, amount	$ 122	$ (215)
Other	0.50%	(2.80%)
Provision for income taxes, amount	$ 6,839	$ 1,608
Provision for income taxes	25.90%	20.90%